Significant events in the current year	12 Months Ended
Dec. 31, 2021
Significant events in the current year
Significant events in the current year

3. Significant events in the current year

Financial Position, Cash Flows and Income Statement of the Company were particularly affected by the following events and transactions during the year ended December 31, 2021:

Discontinued operation - coal (note 16a) – As part of the strategic sustainable mining agenda, in 2021, the Company acquired a noncontrolling interest in the coal mine in Mozambique and a controlling interest in the Nacala Logistics Corridor. These corporate reorganization steps allowed, in December 2021, to enter into a binding agreement with Vulcan Minerals (“Vulcan”) for the sale of the interest in the coal and logistics assets. As a result, the segment is now presented as a discontinued operation in these financial statements and impairment of US$3,282 were recognized throughout 2021 as “Impairment and disposals of non-current assets” in the income statement for discontinued operations.

Cumulative translation adjustments (notes 6 and 15) – In 2021, the Company recognized gains in the amount of US$3,184, as “Other financial items, net”, due to the reclassification of cumulative exchange variation in equity from (i) capital reduction of a foreign wholly-owned subsidiary; and (ii) the liquidation of a wholly-owned subsidiary previously operating in international iron ore logistics.

De-characterization of dams (note 26) – The Company updated its estimates of expenditures to work on de-characterization of upstream dams, located in Brazil, considering new engineering and geotechnical solutions. Different approaches to new risks and the use of remotely operated equipment and reinforcement of the containment plans of certain dams resulted in a supplement to the provision of US$1,725 and the impact on the income statement for the year is presented as “Brumadinho event and de-characterization of dams”.

Fundação Renova (note 25) – New court decisions were issued on individual compensation for residents of cities impacted by the Fundão dam failure, impacted the provision related to Fundação Renova as at December 31, 2021. These decisions mainly changed and expanded the concept of damage, categories, indemnifiable amounts and affected municipalities. The Company complemented the provision by US$1,699 and the impact on the income statement for the year is presented as “Equity results and other results in associates and joint ventures”.

Remuneration to stockholders (note 30c) – In 2021, the Company paid dividends and interest on capital to its stockholders in the amount of US$13,483.

Share buyback and cancellation (note 30b) – In 2021, the Company approved common share buyback programs, of up to 470,000,000 shares, including their respective ADRs. As at December 31, 2021, the Company had repurchased 291,184,500 common shares and their respective ADRs, corresponding to the total amount of US$5,546. In 2021, the Company approved the cancellation of 152,016,372 common shares held in treasury, equivalent to US$2,401. In February 2022 (subsequent event) the Company approved the cancellation of 133,418,347 shares, also held in treasury.

Early redemption of debt security (notes 6 and 23) – In 2021, the Company early redeemed the 3.75% bonds with maturity date in January 2023, in the total amount of US$884 (EUR750 million), and paid a premium of US$63, recorded as “Expenses with cash tender offer redemption”. The other debt payments made in the year were according with the payment schedule defined in the terms of each loan contracted.

Sale of Mosaic shares (note 14a) – In 2021, the Company sold its entire investment in Mosaic shares for the total amount of US$1,259 and the effects of this transaction were recorded in the stockholders’ equity, therefore, there was no impact in the income statement for the year ended December 31, 2021.

Sale of interest in VNC (notes 6, 15 and 19) – In 2021, the Company concluded the sale of its interest in Vale Nouvelle-Calédonie SAS (“VNC”) to Prony Resources New Caledonia consortium. Upon completion of this transaction, the Company recognized a gain of US$1,132 referring to the cumulative translation adjustments that were recorded in equity to the income statement, as “Other financial items, net”.